COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2013	9,997,574
2014	7,956,089
2015	2,674,185
2016	1,809,349
2017	1,637,673
Years thereafter	1,388,202

Total	25,463,072